Related Party Balances and Transactions - Schedule of Balances with Related Parties (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Included in trade receivables from related parties, net
Included in trade receivables from related parties, net	RM 720,013	$ 161,096	RM 6,004,330
Included in amounts due from related parties
Included in amounts due from related parties	751,695	168,183	711,076
Included in prepayments to a related party
Included in prepayments to a related party	5,517,306	1,234,435	1,423,354
Included in amounts due to related parties
Included in amounts due to related parties	4,001,850	895,370	2,041,046
Agroz Ventures Sdn. Bhd. [Member]
Included in trade receivables from related parties, net
Included in trade receivables from related parties, net	588,000	131,559	3,980,000
Included in amounts due from related parties
Included in amounts due from related parties	751,695	168,183	21,580
Included in amounts due to related parties
Included in amounts due to related parties	274,733	61,468
EPetani Sdn. Bhd. [Member]
Included in trade receivables from related parties, net
Included in trade receivables from related parties, net			1,475,736
Isa Wellness Marketing [Member]
Included in trade receivables from related parties, net
Included in trade receivables from related parties, net	32,513	7,275	548,594
Agroz Vertical Farm Sdn. Bhd. [Member]
Included in trade receivables from related parties, net
Included in trade receivables from related parties, net	99,500	22,262
Included in amounts due from related parties
Included in amounts due from related parties			685,196
Included in amounts due to related parties
Included in amounts due to related parties	1,102,611	246,697
Agroz Asia Sdn. Bhd. [Member]
Included in amounts due from related parties
Included in amounts due from related parties			1,000
Isa Farm Sdn. Bhd. [Member]
Included in amounts due from related parties
Included in amounts due from related parties			3,300
Braiven Co., Ltd. [Member]
Included in prepayments to a related party
Included in prepayments to a related party	5,517,306	1,234,435	1,423,354
Included in amounts due to related parties
Included in amounts due to related parties	40,226	9,000	738,670
Non-current [Member]
Included in amounts due to related parties
Included in amounts due to related parties			1,363,000
Current [Member]
Included in amounts due to related parties
Included in amounts due to related parties	2,514,691	562,634	1,195,356
Gerard Lim [Member]
Included in amounts due to related parties
Included in amounts due to related parties	33,691	7,539	86,731
Ms. Khoo Kwai Fun [Member]
Included in amounts due to related parties
Included in amounts due to related parties	35,898	8,032	20,289
Related Party [Member]
Included in amounts due to related parties
Included in amounts due to related parties	RM 4,001,850	$ 895,370	RM 3,404,046